CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net (loss) income	$ (78,179)	$ 63,569	$ (2,595,941)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	9,300	74,491	370,885
Comprehensive (loss) income attributable to CooTek (Cayman) Inc.	(68,879)	138,060	(2,225,056)
Total comprehensive (loss) income attributable to ordinary shares of CooTek (Cayman) Inc.	$ (68,879)	$ 138,060	$ (2,225,056)